Financing Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financing income (expenses), net [Abstract]
Schedule of Detailed Information About Financing Income (Expenses), Net Explanatory
	For the Year Ended December 31,
	2023	2022	2021
	$ Thousands

Interest income from bank deposits	36,754	12,108	167
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	6	4,125	2,121
Net change in exchange rates	700	28,453	-
Net change in fair value of derivative financial instruments	-	-	443
Net change in the fair value of financial assets held for trade and available for sale	422	-	-
Other income	1,479	-	203
Financing income	39,361	44,686	2,934

Interest expenses to banks and others	(52,306)	(47,542)	(51,924)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	(1,563)	-	-
Impairment loss on debt securities at FVOCI	(642)	(732)	-
Net change in fair value of financial assets held for trade	-	(45)	-
Net change in exchange rates	-	-	(5,997)
Net change in fair value of derivative financial instruments	-	(291)	-
Early repayment fee (Note 15.B, Note 15.E)	-	-	(84,196)
Other expenses	(11,822)	(1,787)	(2,178)
Financing expenses	(66,333)	(50,397)	(144,295)
Net financing expenses	(26,972)	(5,711)	(141,361)